Debt - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Aircraft	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 1,287,248	$ 1,174,581
Support from Export-Import Bank for net purchase price of aircraft	80.00%
Aircraft financing maturity period	15 years
Loan accreting percentage	100.00%
Number of aircraft finance with SOAR structure | Aircraft	4
Finance with SOAR structure	$ 15,000	28,300
Non-cash investing and financing transactions	289,000
Export-Import Bank of United States [member]
Disclosure of detailed information about borrowings [line items]
Outstanding indebtedness	297,800	372,000
Borrowing on which fixed applicable interest rate is exercised	178,300	231,900
Borrowing due through 2019 [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	140,000
Borrowing due through 2018 [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		127,797
Finance lease [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	601,300	394,200
Finance lease [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 175,500	$ 128,400